Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Carrying value and fair value of financial assets

	December 31, 2018		December 31, 2017
	Carrying	Fair	Carrying	Fair
Classification ($000s)	Value	Value	Value	Value
Financial assets at fair value through profit or loss	$53,074	$53,074	$47,449	$47,449
Financial assets at amortized cost	12,014	12,014	18,090	18,090
Financial liabilities at fair value through profit or loss	—	—	7,970	7,970
Financial liabilities at amortized cost	80,362	81,228	97,103	98,329

Carrying value and fair value of financial liabilities

	December 31, 2018		December 31, 2017
	Carrying	Fair	Carrying	Fair
Classification ($000s)	Value	Value	Value	Value
Financial assets at fair value through profit or loss	$53,074	$53,074	$47,449	$47,449
Financial assets at amortized cost	12,014	12,014	18,090	18,090
Financial liabilities at fair value through profit or loss	—	—	7,970	7,970
Financial liabilities at amortized cost	80,362	81,228	97,103	98,329

Schedule of outstanding derivative commodity contract positions
The following table summarizes TransGlobe’s outstanding derivative commodity contract positions as at December 31, 2018, the fair values of which have been presented on the Consolidated Balance Sheet:

Financial Brent Crude Oil Contracts
Period Hedged	Contract	Volume bbl	Monthly Volume bbl	Bought Put USD$/bbl	Sold Call USD$/bbl	Sold Put USD$/bbl
Jul 2020 - Dec 2020	3-Way Collar	300,000	50,000	54.00	70.00	45.00
Jan 2020 - Jun 2020	3-Way Collar	300,000	50,000	54.00	70.00	46.50
Jan 2019 - Dec 2019	3-Way Collar	198,000	16,500	53.00	62.10	46.00
Jan 2019 - Dec 2019	3-Way Collar	199,998	16,666.5	54.00	61.35	46.00
Jan 2019 - Dec 2019	Bear Put Spread	198,000	16,500	53.00	—	46.00
Jan 2019 - Dec 2019	Bear Put Spread	199,998	16,666.5	54.00	—	46.00

Schedule of loss on financial instruments
The loss on financial instruments for 2018 and 2017 comprised the following:

($000's)	December 31, 2018	December 31, 2017
Realized derivative loss on commodity contracts settled during the year	16,386	2,871
Unrealized derivative (gain) loss on commodity contracts outstanding at year end	(9,335)	7,970
Unrealized loss on financial instruments	—	151
Loss on financial instruments	7,051	10,992

Information about credit quality of neither past due nor impaired financial assets [text block]
Trade and other receivables are analyzed in the table below.

($000s)
Trade receivables	December 31, 2018	December 31, 2017
Neither impaired nor past due	$5,540	$10,534

Not impaired and past due in the following period:
Within 30 days	829	3,804
31-60 days	212	2,575
61-90 days	102	—
Over 90 days	5,331	1,177
	$12,014	$18,090

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
The following are the contractual maturities of financial liabilities at December 31, 2018:

($000s)		Payment Due by Period[1,2]
	Recognized
	in Financial	Contractual	Less than
	Statements	Cash Flows	1 year	1-3 years
Accounts payable and accrued liabilities	Yes - Liability	28,007	28,007	—
Long-term debt	Yes - Liability	52,355	—	52,355
Other long-term liabilities	Yes - Liability	1,007	—	1,007
Office and equipment leases[3]	No	2,949	1,985	964
Total		84,318	29,992	54,326
[1] Payments exclude on-going operating costs, finance costs and payments required to settle derivatives.
[2] Payments denominated in foreign currencies have been translated at December 31, 2018 exchange rates.
[3] Office and equipment leases include all drilling rig contracts.
The principal commitments of the Company are as follows:

($000s)		Payment Due by Period[1,2]
	Recognized
	in Financial	Contractual	Less than
	Statements	Cash Flows	1 year	1-3 years
Accounts payable and accrued liabilities	Yes - Liability	28,007	28,007	—
Long-term debt	Yes - Liability	52,355	—	52,355
Other long-term liabilities	Yes - Liability	1,007	—	1,007
Office and equipment leases[3]	No	2,949	1,985	964
Total		84,318	29,992	54,326
[1] Payments exclude ongoing operating costs, finance costs and payments made to settle derivatives.
[2] Payments denominated in foreign currencies have been translated at December 31, 2018 exchange rates.
[3] Office and equipment leases include all drilling rig contracts.

Disclosure of objectives, policies and processes for managing capital [text block]
The Company defines and computes its capital as follows:

($000s)	2018	2017
Long-term debt, including the current portion (net of unamortized transaction costs)	$52,355	$69,999
Current assets	(78,994)	(81,758)
Current liabilities	28,007	31,119
Net debt obligations	1,368	19,360
Shareholders’ equity	220,291	210,007
Total capital	$221,659	$229,367